Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Geographic and Major Customers Information
Information about the Company’s non-current assets excluding financial instruments by geographical location as of December 31, 2022 and 2021 was detailed below:

	As of December 31,
	2022	2021
Taiwan	$468,137	$481,613
Others	2,197	—
	$470,334	$481,613
The Company’s revenue from external customers by geographical location for the years ended December 31, 2022, 2021 and 2020 was detailed below:

	For the Year Ended December 31
	2022	2021	2020
Taiwan	$360,618	$354,231	$361,264
Others	22,208	11,778	2,861
	$382,826	$366,009	$364,125